UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23015

SEI Catholic Values Trust

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto

SEI Investments Company

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Timothy W. Levin, Esquire.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: February 29, 2016

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Equity Fund

May 31, 2015

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.7%

Australia — 0.4%
BHP Billiton ADR	14,990	$669

Austria — 0.8%
Conwert Immobilien Invest*	9,382	126
Erste Group Bank	15,981	463
Schoeller-Bleckmann Oilfield Equipment	4,014	265
voestalpine	13,728	570

		1,424

Belgium — 0.1%
Anheuser-Busch InBev ADR	1,806	218

Bermuda — 0.3%
Marvell Technology Group	5,789	81
PartnerRe	1,766	232
Signet Jewelers	1,528	198

		511

Brazil — 0.5%
Banco Bradesco ADR	55,762	491
Banco do Brasil	35,100	251
Qualicorp	38,107	229

		971

British Virgin Islands — 0.1%
Michael Kors Holdings*	5,398	251

Canada — 0.8%
Canadian Natural Resources	15,338	473
Canadian Pacific Railway	4,000	659
lululemon athletica*	1,960	117
Thomson Reuters	5,301	212

		1,461

China — 1.6%
Alibaba Group Holding ADR*	3,596	321
Anhui Conch Cement, Cl H	80,000	335
Baidu ADR*	2,683	530
China Oilfield Services, Cl H	230,000	427
Industrial & Commercial Bank of China, Cl H	510,000	444
Mindray Medical International ADR	16,867	455
Weichai Power, Cl H	84,000	314

		2,826

Colombia — 0.2%
Bancolombia ADR	7,535	307

Description	Shares	Market Value ($ Thousands)
Czech Republic — 0.4%
Komercni banka as	2,910	$624

France — 0.5%
Societe Generale	9,170	427
Sodexo	5,280	544

		971

Germany — 0.1%
BASF	1,934	179

Hong Kong — 0.6%
China Mobile ADR	7,442	489
Orient Overseas International	91,500	507

		996

India — 0.8%
HDFC Bank ADR	12,420	740
ICICI Bank ADR	58,209	615

		1,355

Indonesia — 0.0%
Indofood Sukses Makmur	95,000	52

Ireland — 2.7%
Accenture, Cl A	7,977	766
ICON*	19,964	1,295
Jazz Pharmaceuticals*	4,345	779
Mallinckrodt*	6,777	877
Shire ADR	4,191	1,091

		4,808

Israel — 0.6%
Check Point Software Technologies*	6,566	556
Orbotech*	14,890	311
SodaStream International*	6,700	142

		1,009

Japan — 1.8%
Denso	28,500	1,495
Hitachi	55,000	377
Nippon Steel & Sumitomo Metal	128,000	353
Secom	2,300	154
Toyota Motor ADR	6,715	926

		3,305

Jersey — 0.2%
Delphi Automotive	4,832	420

Netherlands — 0.9%
Core Laboratories	6,058	712

1	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Equity Fund

May 31, 2015

Description	Shares	Market Value ($ Thousands)
QIAGEN*	25,450	$625
Royal Dutch Shell, Cl A	10,516	313

		1,650

Norway — 1.1%
DNB	39,605	693
Norsk Hydro	123,227	577
Statoil ADR	38,759	720

		1,990

Puerto Rico — 0.2%
OFG Bancorp	24,489	322

Singapore — 0.5%
DBS Group Holdings	56,000	843

Spain — 0.5%
Amadeus IT Holding, Cl A	20,612	936

Sweden — 0.3%
Getinge, Cl B	21,844	527

Switzerland — 0.6%
Credit Suisse Group ADR	43,694	1,157

Taiwan — 0.5%
Advanced Semiconductor Engineering ADR	117,000	826

Turkey — 0.3%
Akbank	107,660	321
Turkiye Garanti Bankasi	69,160	219

		540

United Kingdom — 2.7%
ARM Holdings ADR	22,368	1,191
BP ADR	7,354	305
Diageo	38,500	1,067
Rio Tinto ADR	13,028	570
Shire	17,978	1,546
Subsea 7	16,284	170

		4,849

United States — 69.6%

Consumer Discretionary — 10.6%
Aaron’s	2,046	72
Abercrombie & Fitch, Cl A	11,075	227
Amazon.com*	1,796	771
American Axle & Manufacturing Holdings*	3,152	79
Best Buy	2,049	71

Description	Shares	Market Value ($ Thousands)
Big Lots	3,441	$151
BorgWarner	1,639	99
Callaway Golf	8,742	83
Carnival	2,969	138
CBS, Cl B	3,338	206
Charter Communications, Cl A*	449	80
Cinemark Holdings	2,783	113
Comcast, Cl A	10,541	616
Deckers Outdoor*	676	46
DIRECTV*	10,584	964
Dollar General	13,143	954
Dunkin’ Brands Group	2,957	158
Ford Motor	37,483	569
Gap	2,620	100
General Motors	22,754	818
Goodyear Tire & Rubber	5,597	178
Hilton Worldwide Holdings*	14,300	414
Home Depot	11,357	1,265
Johnson Controls	5,015	261
Kirkland’s*	2,413	63
Libbey	3,935	155
Liberty Global, Cl A*	10,706	616
LKQ*	7,411	212
Marriott International, Cl A	4,817	376
Mattel	7,226	187
McDonald’s	6,106	586
Netflix*	1,471	918
NIKE, Cl B	9,976	1,014
Nordstrom	1,997	145
Panera Bread, Cl A*	269	49
Priceline Group*	158	185
PVH	2,395	251
Restoration Hardware Holdings*	1,335	121
Sally Beauty Holdings*	3,182	99
Scripps Networks Interactive, Cl A	725	49
Service International	1,786	52
Six Flags Entertainment	1,035	51
Starbucks	10,496	545
Tesla Motors*	593	149
Tiffany	4,015	376
Time Warner	3,542	299
Time Warner Cable	6,149	1,112
Tribune Media, Cl A	4,967	263
TripAdvisor*	4,351	332
Tupperware Brands	1,215	80
Twenty-First Century Fox, Cl A	14,771	496
VF	4,641	327

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Equity Fund

May 31, 2015

Description	Shares	Market Value ($ Thousands)
Visteon*	485	$53
VOXX International, Cl A*	5,197	44
Walt Disney	10,137	1,119
Williams-Sonoma	2,148	169

		18,926

Consumer Staples — 3.7%
Andersons	2,124	94
Bunge	2,913	270
Campbell Soup	5,755	278
Clorox	1,146	123
Coca-Cola	16,287	667
Coca-Cola Enterprises	8,779	388
Costco Wholesale	2,842	405
General Mills	9,899	556
Hershey	1,198	111
Kellogg	5,210	327
Keurig Green Mountain	433	37
Kimberly-Clark	3,305	360
Kraft Foods Group	1,908	161
Kroger	761	56
Mondelez International, Cl A	5,938	247
Omega Protein*	3,706	51
PepsiCo	5,955	574
Philip Morris International	3,978	331
Procter & Gamble	9,634	755
Sysco	6,662	248
Whole Foods Market	12,531	517

		6,556

Energy — 5.1%
Apache	4,472	268
Baker Hughes	3,580	231
Cabot Oil & Gas	12,513	425
Callon Petroleum*	5,828	46
CARBO Ceramics	3,401	145
Chevron	3,445	355
Cimarex Energy	1,398	161
Concho Resources*	1,843	222
ConocoPhillips	10,011	637
Denbury Resources	11,678	86
Devon Energy	7,132	465
EOG Resources	1,728	153
Equities	572	49
FMC Technologies*	1,219	51
Halliburton	12,775	580
Hess	6,061	409
Kinder Morgan	5,060	210

Description	Shares	Market Value ($ Thousands)
Kosmos Energy*	5,257	$47
Marathon Oil	7,929	216
MarkWest Energy Partners	5,538	358
National Oilwell Varco	2,511	123
Noble Energy	9,089	398
Occidental Petroleum	8,080	632
PBF Energy, Cl A	9,271	249
PDC Energy*	1,762	105
Phillips 66	5,517	436
Pioneer Natural Resources	778	115
SandRidge Energy*	26,178	32
Schlumberger	9,409	854
Southwestern Energy*	3,635	94
Spectra Energy	17,039	599
Tidewater	11,864	291
World Fuel Services	2,677	134

		9,176

Financials — 12.8%
ACE	7,569	806
Aflac	3,062	191
Allstate	8,991	605
American Express	11,101	885
American International Group	5,766	338
American Tower‡	8,793	816
Bancorp*	9,519	92
Bank of America	55,655	918
Bank of New York Mellon	7,842	340
Berkshire Hathaway, Cl B*	10,924	1,562
BlackRock, Cl A	1,617	591
Blackstone Group	3,852	169
Brandywine Realty Trust‡	3,325	47
CBRE Group, Cl A*	3,877	148
Chimera Investment‡	14,149	204
Chubb	3,666	357
CIT Group	1,654	76
Citigroup	45,420	2,456
Corporate Office Properties Trust‡	3,415	88
Digital Realty Trust‡	3,690	244
Everest Re Group	275	50
FBR*	13,516	286
First Niagara Financial Group	30,538	272
Forest City Enterprises, Cl A*	6,370	147
Franklin Resources	2,192	112
Fulton Financial	4,126	52
Green Dot, Cl A*	11,018	161
Hartford Financial Services Group	9,959	409
Hatteras Financial‡	12,688	228

3	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Equity Fund

May 31, 2015

Description	Shares	Market Value ($ Thousands)
HCP‡	9,492	$368
Health Care‡	1,916	135
JPMorgan Chase	26,999	1,776
KKR, Cl Miscellaneous	22,148	508
Levy Acquisition*	16,614	268
Liberty Property Trust‡	10,355	362
Marsh & McLennan	14,247	830
MetLife	17,568	918
Morgan Stanley	3,431	131
Northern Trust	11,170	833
People’s United Financial	24,574	382
PNC Financial Services Group	2,589	248
Prologis‡	11,521	456
Santander Consumer USA Holdings*	8,029	197
Simon Property Group‡	307	56
State Street	5,927	462
T Rowe Price Group	3,705	299
TFS Financial	3,444	51
Travelers	4,332	438
Two Harbors Investment‡	13,707	147
UDR, Cl REIT‡	5,429	177
US Bancorp	8,704	375
Wells Fargo	14,604	817
Weyerhaeuser‡	3,323	108

		22,992

Health Care — 10.6%
AbbVie	31,308	2,085
Agenus*	7,216	59
Alexion Pharmaceuticals*	3,220	528
Allscripts Healthcare Solutions*	9,834	138
Amgen	2,035	318
AMN Healthcare Services*	3,317	88
Amsurg*	769	52
Analogic	3,836	325
athenahealth*	3,086	360
AtriCure*	2,444	56
Biogen*	1,528	607
Brookdale Senior Living*	1,532	58
Bruker*	29,154	578
Cambrex*	4,453	178
Cardinal Health	8,602	758
Celgene*	5,696	652
Cempra*	2,923	107
Cepheid*	1,904	105
Charles River Laboratories International*	8,050	582
Envision Healthcare Holdings*	3,942	146

Description	Shares	Market Value ($ Thousands)
Express Scripts Holding*	3,305	$288
Gilead Sciences	6,904	775
Henry Schein*	5,329	755
Horizon Pharma*	11,844	384
Humana	4,799	1,030
IDEXX Laboratories*	759	103
Integra LifeSciences Holdings*	1,962	132
Keryx Biopharmaceuticals*	4,501	47
Laboratory Corp of America Holdings*	1,371	162
LDR Holding*	4,325	175
Medtronic	5,372	410
Merit Medical Systems*	3,468	71
Merrimack Pharmaceuticals*	4,116	49
Mettler-Toledo International*	2,364	768
Premier, Cl A*	3,792	145
PTC Therapeutics*	1,830	106
Quest Diagnostics	1,628	122
Quintiles Transnational Holdings*	11,700	816
Tetraphase Pharmaceuticals*	3,189	137
United Therapeutics*	3,691	678
UnitedHealth Group	3,602	433
US Physical Therapy	3,545	177
Varian Medical Systems*	1,293	112
VCA*	3,339	175
Vertex Pharmaceuticals*	6,505	834
VWR*	9,614	262
Waters*	6,090	814
Zoetis, Cl A	17,300	861
ZS Pharma*	5,233	306

		18,907

Industrials — 7.8%
3M	5,998	954
Acacia Research	4,394	45
ACCO Brands*	12,663	93
Actuant, Cl A	3,903	92
AGCO	2,698	137
Air Lease, Cl A	2,140	80
Alaska Air Group	753	49
Allegion	822	51
American Airlines Group	10,266	435
Atlas Air Worldwide Holdings*	2,128	116
Avis Budget Group*	1,315	67
Caterpillar	12,087	1,031
Chicago Bridge & Iron	6,000	326
Copart*	5,068	175
Covanta Holding	2,397	53
CSX	4,247	145

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Equity Fund

May 31, 2015

Description	Shares	Market Value ($ Thousands)
Cummins	5,482	$743
Deere	9,103	853
Delta Air Lines	15,989	686
DXP Enterprises*	2,768	113
Expeditors International of Washington	2,456	113
FedEx	661	114
GATX	2,475	138
Ingersoll-Rand	1,805	124
Joy Global	4,572	178
Kansas City Southern	3,986	361
KAR Auction Services	2,139	80
Kelly Services, Cl A	12,387	192
Kennametal	1,790	65
KLX*	6,618	290
Lennox International	2,243	253
Masco	1,856	50
MSC Industrial Direct, Cl A	6,428	446
MYR Group*	1,617	48
Norfolk Southern	3,946	363
NOW*	2,334	54
Owens Corning	1,547	65
Parker-Hannifin	2,059	248
Pitney Bowes	2,185	48
Quanta Services*	1,691	50
Rockwell Automation	409	50
Rockwell Collins	6,513	620
Southwest Airlines	3,281	122
Spirit Airlines*	2,475	157
Stanley Black & Decker	923	95
Terex	3,810	94
Titan International	5,086	54
Titan Machinery*	15,448	245
Triumph Group	3,575	238
Tyco International	8,200	331
Union Pacific	10,626	1,072
United Parcel Service, Cl B	2,837	281
United Rentals*	519	46
Vectrus*	1,900	48
Veritiv*	5,982	248
Wesco Aircraft Holdings*	13,251	196
WESCO International*	1,213	87
WW Grainger	1,219	293
Xylem	3,492	128

		13,929

Information Technology — 14.1%
Adobe Systems*	6,894	545
Alliance Data Systems*	2,106	628

Description	Shares	Market Value ($ Thousands)
Apple	25,117	$3,272
Applied Materials	49,127	989
Autodesk*	6,269	339
Automatic Data Processing	3,752	321
Black Box	17,037	342
CA	2,517	77
Cisco Systems	65,962	1,933
Citrix Systems*	1,208	79
Cognizant Technology Solutions, Cl A*	6,386	413
eBay*	4,772	293
Facebook, Cl A*	16,951	1,342
Google, Cl A*	3,257	1,776
Google, Cl C*	851	453
Hewlett-Packard	12,079	403
HomeAway*	1,844	52
Ingram Micro, Cl A*	3,158	85
Intel	23,160	798
International Business Machines	6,313	1,071
Intuit	492	51
Keysight Technologies*	1,474	48
Lam Research	4,729	389
LinkedIn, Cl A*	1,033	201
MasterCard, Cl A	10,731	990
Microchip Technology	1,043	51
Micron Technology*	17,470	488
Microsoft	44,012	2,062
National Instruments	5,992	179
NVIDIA	5,917	131
OmniVision Technologies*	7,310	197
Oracle	21,311	927
OSI Systems*	2,652	192
QLogic*	5,417	84
QUALCOMM	2,710	189
Salesforce.com inc*	10,613	772
Silicon Graphics International*	23,528	151
Splunk*	1,471	100
Symantec	2,004	49
Tencent Holdings ADR	10,928	218
Teradata*	2,821	110
Texas Instruments	17,105	957
Visa, Cl A	11,516	791
Vishay Intertechnology	3,852	50
Workday, Cl A*	1,400	111
Yahoo!*	10,728	461

		25,160

Materials — 3.0%
Air Products & Chemicals	3,661	537

5	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Equity Fund

May 31, 2015

Description	Shares	Market Value ($ Thousands)
Alcoa	16,207	$203
Ball	4,894	347
Dow Chemical	8,702	453
Eastman Chemical	1,180	91
Ecolab	8,384	961
EI du Pont de Nemours	8,383	595
International Flavors & Fragrances	3,268	389
International Paper	936	49
Mosaic	1,129	52
Nucor	3,459	164
Owens-Illinois*	4,656	111
PPG Industries	2,078	476
Praxair	2,104	258
Reliance Steel & Aluminum	6,291	401
Sherwin-Williams	780	225
South32 ADR*	5,996	50
US Concrete*	2,394	90

		5,452

Telecommunication Services — 1.1%
AT&T	14,216	491
Level 3 Communications*	4,654	258
Verizon Communications	24,396	1,206

		1,955

Utilities — 0.8%
Consolidated Edison	2,159	134
Exelon	11,598	392
NextEra Energy	8,050	824
Sempra Energy	464	50
Southern	1,119	49

		1,449

		124,502

Total Common Stock (Cost $160,041) ($ Thousands)		160,499

INVESTMENT COMPANY — 0.5%
iShares MSCI South Korea Capped ETF	16,250	940

Total Investment Company (Cost $994) ($ Thousands)		940

CASH EQUIVALENT — 2.4%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% † **	4,279,245	4,279

Total Cash Equivalent (Cost $4,279) ($ Thousands)		4,279

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills (A) (B)
0.011%, 08/27/15	$256	$256
0.010%, 08/20/15	250	250

Total U.S. Treasury Obligations (Cost $506) ($ Thousands)		506

Total Investments — 92.9% (Cost $165,820) ($ Thousands)		$166,224

The open futures contracts held by the Fund at May 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Russell 2000 Index E-MINI	16	Jun-2015	$6
S&P 500 Index E-MINI	107	Jun-2015	19

			$25

For the period ended May 31, 2015, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $178,985 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(B)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

††	At May 31, 2015, the tax basis cost of the Fund’s investments was $165,820 ($ Thousands), and the unrealized appreciation and depreciation were $3,629 ($ Thousands) and $(3,225) ($ Thousands), respectively.

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Equity Fund

May 31, 2015

The following is a list of the level of inputs used as of May 31, 2015, in valuing the Fund’s investments carried at value in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$160,499	$—	$—	$160,499
Investment Company	940	—	—	940
Cash Equivalent	4,279	—	—	4,279
U.S. Treasury Obligations	—	506	—	506

Total Investments in Securities	$165,718	$506	$—	$166,224

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$25	$—	$—	$25

Total Other Financial Instruments	$25	$—	$—	$25

*	Futures contracts are valued at the unrealized appreciation on the instruments.

The following is a summary of the transactions with affiliates for the period ended May 31, 2015 ($ Thousands):

SEI Daily Income Trust, Prime Obligation Fund, Cl A

Purchases at Cost	Proceeds from Sales	Appreciation (Depreciation)	Value 5/31/2015	Dividend Income
$6,441	$(2,162)	$—	$4,279	$—

7	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Fixed Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 28.4%

Agency Mortgage-Backed Obligations — 19.6%
FHLMC
4.000%, 02/01/44	$610	$654
3.500%, 03/01/45	687	721
FHLMC ARM
2.392%, 03/01/37 (A)	487	520
FHLMC TBA
3.500%, 07/15/41	200	208
FNMA
5.000%, 07/01/35 to 05/01/42	2,551	2,849
3.500%, 02/01/35	629	663
FNMA, Ser 2013-M11, Cl A
1.500%, 01/25/18	389	392
FNMA, Ser 2014-M9, Cl ASQ2
1.462%, 04/25/17	585	591
FNMA, Ser 2015-M8, Cl A2
2.900%, 01/25/25	80	82
FNMA TBA
5.000%, 06/01/41	600	667
4.500%, 07/01/37	1,200	1,303
4.000%, 07/13/39	1,600	1,705
3.500%, 06/15/26 to 07/01/41	1,600	1,675
3.000%, 06/25/27	800	836
2.500%, 06/25/27	200	205
FNMA ARM
2.489%, 11/01/34 (A)	233	250
2.303%, 05/01/38 (A)	327	348
GNMA
4.000%, 11/20/44 to 02/20/45	1,206	1,286
3.500%, 08/15/42 to 01/15/43	1,380	1,451
GNMA TBA
4.500%, 06/01/39	400	433
4.000%, 06/01/39	300	322
3.500%, 06/15/41	600	630
3.000%, 06/01/43	400	410
GNMA CMO, Ser 2012-43, Cl SN
6.417%, 04/16/42 (A)	264	65

		18,266

Non-Agency Mortgage-Backed Obligations — 8.8%
Bear Stearns Commercial Mortgage Securities Trust, Ser 2006-PW14, Cl A4
5.201%, 12/11/38	645	676

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW15, Cl A4
5.331%, 02/11/44	$622	$659
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
0.455%, 05/25/35 (A) (B)	282	254
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl B1
0.667%, 05/25/35 (A) (B)	433	331
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.750%, 06/10/46 (A)	460	473
COMM Mortgage Trust, Ser 2014-CR18, Cl D
4.739%, 07/15/47	240	232
Commercial Mortgage Trust, Ser 2007-GG9, Cl A4
5.444%, 03/10/39	625	660
Credit Suisse Commercial Mortgage Trust, Ser 2006-C5, Cl A3
5.311%, 12/15/39	632	659
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/57	210	219
First Horizon Mortgage Pass-Through Trust, Ser 2005-AR1, Cl B1
2.601%, 04/25/35 (A)	470	322
GS Mortgage Securities Trust, Ser 2006-GG8, Cl A5
5.622%, 11/10/39	220	225
GS Mortgage Securities Trust, Ser 2012-GC6, Cl AS
4.948%, 01/10/45 (B)	200	226
Homestar Mortgage Acceptance, Ser 2004-5, Cl M2
0.855%, 10/25/34 (A)	367	338
JP Morgan Chase Commercial Mortgage Securities Trust, Ser 2007-CB18, Cl A4
5.440%, 06/12/47	623	657
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/35 (B)	110	113
UBS-Citigroup Commercial Mortgage Trust, Ser 2011-C1, Cl A2
2.804%, 01/10/45	645	659

1	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Fixed Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C28, Cl A4
5.572%, 10/15/48	$628	$654
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C31, Cl A5
5.500%, 04/15/47	413	441
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A4
3.540%, 05/15/48	180	187
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl A5
3.872%, 05/15/48	220	227

		8,212

Total Mortgage-Backed Securities (Cost $26,478) ($ Thousands)		26,478

CORPORATE OBLIGATIONS — 23.1%

Consumer Discretionary — 1.3%
21st Century Fox America
6.150%, 02/15/41	180	217
Comcast
6.400%, 05/15/38	430	547
Family Tree Escrow
5.750%, 03/01/23 (B)	180	190
Netflix
5.500%, 02/15/22 (B)	80	83
Viacom
4.850%, 12/15/34	220	213

		1,250

Consumer Staples — 1.4%
Altria Group
5.375%, 01/31/44	60	64
2.850%, 08/09/22	150	147
Anheuser-Busch InBev Worldwide
2.500%, 07/15/22	150	147
Constellation Brands
4.750%, 11/15/24	100	104
CVS Health
5.750%, 05/15/41	70	84
CVS Pass-Through Trust
7.507%, 01/10/32 (B)	414	531
Lorillard Tobacco
3.750%, 05/20/23	60	60
Philip Morris International
2.500%, 08/22/22	50	49

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Reynolds American
3.250%, 11/01/22	$100	$98

		1,284

Energy — 2.6%
Anadarko Petroleum
6.200%, 03/15/40	75	87
4.202%, 10/10/36 (C)	1,000	404
Devon Financing
7.875%, 09/30/31	50	67
Ecopetrol
5.875%, 05/28/45	100	92
Energy Transfer Partners
4.050%, 03/15/25	130	127
Enterprise Products Operating
2.550%, 10/15/19	130	132
Kinder Morgan Energy Partners
4.150%, 02/01/24	400	403
MarkWest Energy Partners
4.875%, 06/01/25	110	109
Petrobras Global Finance BV
5.375%, 01/27/21	250	244
Petroleos Mexicanos
6.625%, 06/15/35	150	168
Phillips 66
4.650%, 11/15/34	165	168
Range Resources
4.875%, 05/15/25 (B)	40	40
Sinopec Group Overseas Development 2014
4.375%, 04/10/24 (B)	200	214
Valero Energy
6.125%, 02/01/20	190	220

		2,475

Financials — 9.1%
AIA Group MTN
3.200%, 03/11/25 (B)	200	199
American Express Centurion Bank MTN
6.000%, 09/13/17	250	275
Bank of America MTN
5.000%, 01/21/44	160	174
4.000%, 01/22/25	220	219
2.600%, 01/15/19	300	305
1.950%, 05/12/18	229	230
1.650%, 03/26/18	260	260
Blackstone Holdings Finance
6.625%, 08/15/19 (B)	370	435

2	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Fixed Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Boston Properties
3.850%, 02/01/23 ‡	$200	$210
Carlyle Holdings II Finance
5.625%, 03/30/43 (B)	235	259
CDP Financial
3.150%, 07/24/24	430	441
Goldman Sachs Group MTN
7.500%, 02/15/19	185	219
6.750%, 10/01/37	100	123
6.250%, 02/01/41	50	62
5.375%, 03/15/20	100	113
5.150%, 05/22/45	10	10
3.850%, 07/08/24	100	102
HCP
4.250%, 11/15/23 ‡	125	129
4.000%, 06/01/25 ‡	150	150
Health Care
4.500%, 01/15/24 ‡	200	212
HSBC Holdings
4.250%, 03/14/24	200	209
KKR Group Finance III
5.125%, 06/01/44 (B)	215	218
Liberty Mutual Group
4.250%, 06/15/23 (B)	200	210
MetLife
3.000%, 03/01/25	175	172
MMAF Equitment Finance
1.390%, 10/16/19	1,103	1,107
Morgan Stanley MTN
6.625%, 04/01/18	585	662
Prudential Financial MTN
7.375%, 06/15/19	385	461
Royal Bank of Scotland Group
5.125%, 05/28/24	200	206
Ventas Realty
2.700%, 04/01/20 ‡	215	217
WEA Finance
2.700%, 09/17/19 (B)	430	435
Wells Fargo
4.650%, 11/04/44	100	100
4.480%, 01/16/24	200	215
1.500%, 01/16/18	150	151

		8,490

Health Care — 1.6%
AbbVie
3.600%, 05/14/25	50	50
3.200%, 11/06/22	315	317

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Gilead Sciences
3.500%, 02/01/25	$50	$51
Howard Hughes Medical Institute
3.500%, 09/01/23	210	222
Medtronic
2.500%, 03/15/20 (B)	170	172
New York and Presbyterian Hospital
4.024%, 08/01/45	465	437
Zimmer Holdings
3.550%, 04/01/25	230	227

		1,476

Industrials — 2.4%
Air Canada Pass Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/27 (B)	215	216
American Airlines Pass-Through Trust, Ser 2013-1, Cl B
5.625%, 01/15/21 (B)	183	190
American Airlines Pass-Through Trust, Ser 2013-2, Cl A
4.950%, 01/15/23	476	512
Burlington Northern Santa Fe
3.000%, 04/01/25	150	148
Delta Air Lines Pass-Through Trust, Ser 2012-2, Cl A
4.950%, 05/23/19	378	402
Siemens Financieringsmaatschappij
2.150%, 05/27/20 (B)	342	342
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/26	415	429

		2,239

Information Technology — 0.9%
Alibaba Group Holding
3.600%, 11/28/24 (B)	220	217
Apple
2.700%, 05/13/22	251	253
Microsoft
2.700%, 02/12/25	360	353

		823

Materials — 1.0%
Barrick
4.100%, 05/01/23	100	99
Freeport-McMoRan
4.000%, 11/14/21	50	50
3.550%, 03/01/22	230	217

3	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Fixed Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Glencore Funding
2.875%, 04/16/20 (B)	$250	$249
2.125%, 04/16/18 (B)	130	130
Vale Overseas
4.375%, 01/11/22	150	147

		892

Telecommunication Services — 1.3%
AT&T
3.000%, 06/30/22	570	561
Rogers Communications
6.800%, 08/15/18	185	214
Verizon Communications
4.522%, 09/15/48 (B)	465	425

		1,200

Utilities — 1.5%
Ameren Illinois
2.700%, 09/01/22	220	220
Berkshire Hathaway Energy
3.500%, 02/01/25	300	305
Duke Energy
3.750%, 04/15/24	331	346
Eversource Energy
3.150%, 01/15/25	175	174
Pacific Gas & Electric
3.750%, 02/15/24	165	174
Westar Energy
8.625%, 12/01/18	173	212

		1,431

Total Corporate Obligations (Cost $21,570) ($ Thousands)		21,560

ASSET-BACKED SECURITIES — 7.5%

Mortgage Related Securities — 0.3%
Bayview Financial Asset Trust, Ser 2007-SR1A, Cl M3
1.099%, 03/25/37 (A) (B)	422	338

Other Asset-Backed Securities — 7.2%
Ally Master Owner Trust, Ser 2014-4, Cl A2
1.430%, 06/17/19	1,110	1,114
Colony American Homes, Ser 2014-1A, Cl A
1.400%, 05/17/31 (A) (B)	509	508

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Invitation Homes Trust, Ser 2013-SFR1, Cl A
1.400%, 12/17/30 (A) (B)	$370	$370
John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/21	205	206
RAMP Trust, Ser 2006-RZ3, Cl M1
0.535%, 08/25/36 (A)	470	359
Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/30	221	242
Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/31	419	439
Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/33	1,039	1,084
Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/34	1,050	1,093
Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/35	1,073	1,081
Volkswagen Credit Auto Master Trust, Ser 2014-1A, Cl A2
1.400%, 07/22/19 (B)	194	195

		6,691

Total Asset-Backed Securities (Cost $7,012) ($ Thousands)		7,029

SOVEREIGN DEBT — 0.9%
Indonesia Government International Bond
3.750%, 04/25/22	200	200
Mexico Government International Bond MTN
5.550%, 01/21/45	200	225
Poland Government International Bond
4.000%, 01/22/24	110	117
Russian Foreign Bond – Eurobond (D)
7.500%, 03/31/30	94	110
Turkey Government International Bond
5.625%, 03/30/21	150	164

Total Sovereign Debt (Cost $816) ($ Thousands)		816

4	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Fixed Income Fund

May 31, 2015

Description	Face Amount ($ Thousands)/ Shares/Contracts	Market Value ($ Thousands)
MUNICIPAL BONDS — 0.7%
Indianapolis Local Public Improvement Bond Bank, Build America Bonds, Ser B-2, RB
6.116%, 01/15/40	$270	$346
State of Wisconsin, Ser A, AGM, RB
5.200%, 05/01/18	295	314

Total Municipal Bonds (Cost $663) ($ Thousands)		660

U.S. TREASURY OBLIGATIONS — 35.1%
U.S. Treasury Bonds
4.500%, 02/15/36	970	1,261
3.000%, 11/15/44	950	976
3.000%, 05/15/45	3,010	3,102
2.500%, 02/15/45	1,150	1,066
U.S. Treasury Inflation Indexed Bonds
2.000%, 01/15/16	309	315
1.375%, 02/15/44	699	778
0.375%, 07/15/23	1,136	1,153
U.S. Treasury Notes
2.000%, 02/15/25	480	476
1.875%, 05/31/22	780	782
1.750%, 03/31/22	1,100	1,094
1.375%, 03/31/20	3,362	3,350
1.375%, 04/30/20	7,320	7,289
0.500%, 04/30/17	11,200	11,184

Total U.S. Treasury Obligations (Cost $32,772) ($ Thousands)		32,826

CASH EQUIVALENT — 14.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% † **	13,050,368	13,050

Total Cash Equivalent (Cost $13,050) ($ Thousands)		13,050

Total Investments — 109.7% (Cost $102,361) ($ Thousands) ††		$102,419

PURCHASED OPTION* — 0.0%
September 2015, U.S. 10 Year Future Option Put, Expires 08/24/15, Strike Price $123.50	2	$1

Total Purchased Option (Cost $1) ($ Thousands)		1

Description	Contracts	Market Value ($ Thousands)
WRITTEN OPTIONS* — 0.0%
September 2015, U.S. 10 Year Future Option Call, Expires 08/24/15, Strike Price $130.00	(2)	$(1)
September 2015, U.S. 10 Year Future Option Call, Expires 08/24/15, Strike Price $129.50	(2)	(2)
September 2015, U.S. 10 Year Future Option Call, Expires 08/24/15, Strike Price $129.00	(4)	(3)

Total Written Options (Premiums Received $4) ($ Thousands)		$(6)

The open futures contracts held by the Fund at May 31, 2015, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(11)	Dec-2015	$1
90-Day Euro$	(15)	Sep-2015	—
U.S. 5-Year Treasury Note	(16)	Oct-2015	(10)
U.S. 10-Year Treasury Note	9	Sep-2015	5
U.S. Long Treasury Bond	9	Sep-2015	19
U.S. Ultra Long Treasury Bond	(7)	Sep-2015	(27)

			$(12)

For the period ended May 31, 2015, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

5	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Fixed Income Fund

May 31, 2015

Percentages are based on a Net Assets of $93,360 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of May 31, 2015.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of May 31, 2015.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(D)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on May 31, 2015. The coupon on a step bond changes on a specified date.

ARM — Adjustable Rate Mortgage

AGM — Assured Guarantee Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Association

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

RB — Revenue Bonds

Ser — Series

TBA — To Be Announced

††	At May 31, 2015, the tax basis cost of the Fund’s investments was $102,361 ($ Thousands), and the unrealized appreciation and depreciation were 247 ($ Thousands) and $(189) ($ Thousands), respectively.

6	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

Catholic Values Fixed Income Fund

May 31, 2015

The following is a list of the level of inputs used as of May 31, 2015, in valuing the Fund’s investments carried at value in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$26,478	$—	$26,478
Corporate Obligations	—	21,560	—	21,560
Asset-Backed Securities	—	7,029	—	7,029
Sovereign Debt	—	816	—	816
Municipal Bonds	—	660	—	660
U.S. Treasury Obligations	—	32,826	—	32,826
Cash Equivalent	13,050	—	—	13,050

Total Investments in Securities	$13,050	$89,369	$—	$102,419

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Option	$1	$—	$—	$1
Written Options	(6)	—	—	(6)
Futures Contracts*
Unrealized Appreciation	25	—	—	25
Unrealized Depreciation	(37)	—	—	(37)

Total Other Financial Instruments	$(17)	$—	$—	$(17)

*	Futures contracts are valued at the unrealized depreciation on the instruments.

The following is a summary of the transactions with affiliates for the period ended May 31, 2015 ($ Thousands):

SEI Daily Income Trust, Prime Obligation Fund, Cl A

Purchases at Cost	Proceeds from Sales	Appreciation (Depreciation)	Value 5/31/2015	Dividend Income
$ 39,002	$(25,952)	$—	$13,050	$—

7	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

SEI Catholic Values Trust

May 31, 2015

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) and are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. SEI Investments Management Corporation (“SIMC”) or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, continuously monitors the reliability of prices obtained from any pricing service and will notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Trust’s Fair Value Committee (the “Committee”) if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are determined to be unreliable or cannot be valued using methodologies described above are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through the Committee designated by the Trust’s Board of Trustees. The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates. The Committee provides regular reports to the Board concerning investments for which market prices are not readily available or may be unreliable. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider are: (i) the facts giving rise to the need to fair value; (ii) the last trade price; (iii) the performance of the market or the issuer’s industry; (iv) the liquidity of the security; (v) the size of the holding in a Fund; or (vi) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

8	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

SCHEDULE OF INVESTMENTS (Unaudited)

SEI Catholic Values Trust

May 31, 2015

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended May 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended May 31, 2015, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. For the period ended May 31, 2015, there were no Level 3 assets and liabilities.

During the period ended May 31, 2015, there were no significant changes to the Trust’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent prospectus filing.

9	SEI Catholic Values Trust / Quarterly Report / May 31, 2015

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Catholic Values Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: July 27, 2015

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: July 27, 2015